Expenses by Nature - Summary of Restructuring Charges by Function (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense by Nature [line items]
Total restructuring charges	kr 798	kr 8,015	kr 8,501
Cost of sales [member]
Expense by Nature [line items]
Total restructuring charges	337	5,938	5,242
R&D expenses [member]
Expense by Nature [line items]
Total restructuring charges	344	1,293	2,307
Selling and administrative expenses [member]
Expense by Nature [line items]
Total restructuring charges	kr 117	kr 784	kr 952